S000006325 [Member] Average Annual Total Returns		4 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		17.88%	14.42%	14.82%
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1],[3]		18.56%	15.32%	18.13%
I Class
Prospectus [Line Items]
Average Annual Return, Percent	[1]		10.84%	10.89%	14.77%
I Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[1]		7.91%	7.53%	11.49%
I Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[1]		8.54%	7.98%	11.28%
N Class
Prospectus [Line Items]
Average Annual Return, Percent	[1]		10.73%	10.75%	14.56%
Class I-3
Prospectus [Line Items]
Performance Inception Date		Aug. 25, 2025

[1]	Class I-3 shares of the Fund have an inception date of August 25, 2025, and therefore do not have a full year of performance history as of the date of this Prospectus.
[2]	The Fund has adopted this broad-based index as its primary benchmark index in response to regulatory requirements.
[3]
The Russell 1000® Growth Index, the Fund’s secondary benchmark index, measures the performance of those companies in the Russell 1000® Index with higher price-to-book ratios and higher forecasted growth values.